Expense Example	Nov. 21, 2025 USD ($)
Calamos Laddered S&P 500 Structured Alt Protection ETF | Calamos Laddered S&P 500 Structured Alt Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Calamos Laddered Bitcoin Structured Alt Protection ETF | Calamos Laddered Bitcoin Structured Alt Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF | Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF | Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978